Stock Based Compensation - Stock Options Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 01, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based payment award, options, outstanding
Outstanding Options, Beginning	104,877	104,877	104,877	73,194
Options Granted (in shares)				39,330
Options Forfeited (in shares)				(7,647)
Outstanding Options, Ending	104,877	104,877	104,877	104,877	73,194
Options exercisable		40,640	34,740
Weighted-Average Exercise Price, Beginning	$ 10.31	$ 10.31	$ 10.31	$ 11.16
Weighted-Average Exercise Price, Granted				8.9
Weighted-Average Exercise Price, Forfeited				11.16
Weighted-Average Exercise Price, Ending	$ 10.31	10.31	10.31	$ 10.31	$ 11.16
Weighted-Average Exercise Price, Exercisable		$ 10.54	$ 10.61
Weighted-Average Remaining Contractual Life, Granted (in years)				10 years
Weighted-Average Remaining Contractual Life, Forfeited (in years)				10 years
Weighted-Average Remaining Contractual Life (in years)	8 years 3 months 29 days	8 years 21 days	8 years 3 months 29 days	9 years 3 months 29 days	10 years
Weighted-Average Remaining Contractual Life, Exercisable (in years)		7 years 11 months 23 days	8 years 2 months 19 days
Aggregate Intrinsic Value	$ 3,540	$ 3,933	$ 142,337	$ 19,272
Aggregate Intrinsic Value, Exercisable		$ 1,114	$ 56,895